Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies (Textual)
Loans receivable, description	The General Reserve is required to be no less than 1% of total loans receivable.
Loans receivable variable rate, description	The interest rates of such loans are 10% - 100% per annum with a term lasting from 6 months to two years.
Intangible assets estimated useful lives computed method, description	Straight-line method over the estimated useful lives of the related assets (generally three years or less).
Foreign currency translation adjustment	$ (73,987)	$ (246,478)
Percentage of ownership by company	51.00%
Noncontrolling interests owned subsidiaries, percentage	49.00%
Commission income from selling price, description	The Company get a 25% of the selling price as the commission income.
Income tax benefit, percentage	50.00%
Net loss	$ (3,562,967)	(6,627,827)
Accumulated deficit	$ (12,247,478)	$ (10,264,149)